Disclosures on Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		₨ 818,342.7		₨ 733,385.2
Borrowings and interest thereon, carrying amount		1,374,969.4		1,200,852.4
Lease liabilities		62,260.6		59,771.2
Other financial liabilities, carrying amount		44,053.0		55,076.2
Derivative liabilities, carrying amount		44,796.1		75,364.7
Financial liabilities not measured at fair value	$ 32,067.0	2,344,421.8		2,124,449.7
Accounts payable and acceptances, contractual cash flows	11,193.3	818,342.7		733,385.2
Borrowings and interest thereon, contractual cash flows	20,472.9	1,496,774.1		1,374,147.5
Lease liabilities contractual cash flows	1,321.1	96,583.4	$ 95,925.6
Other financial liabilities, contractual cash flows	635.2	46,436.5		55,768.2
Derivative liabilities, contractual cash flows	686.9	50,220.2		87,622.5
Total, contractual cash flows	34,309.4	2,508,356.9		2,346,849.0
Collateralized debt obligations, carrying amount	406.7	29,736.5		42,299.4
Collateralized debt obligations, contractual cash flows	$ 453.0	33,117.7		46,572.8
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		818,342.7		733,385.2
Borrowings and interest thereon, carrying amount		491,033.1		406,533.1
Lease liabilities		13,073.6		13,126.7
Other financial liabilities, carrying amount		39,083.8		49,050.2
Derivative liabilities, carrying amount		25,983.1		46,351.5
Financial liabilities not measured at fair value		1,387,516.3		1,248,446.7
Collateralized debt obligations, carrying amount		19,264.7		24,451.3
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		277,997.0		214,289.0
Lease liabilities		10,919.1		10,626.1
Other financial liabilities, carrying amount		2,183.2		2,023.3
Derivative liabilities, carrying amount		11,937.8		25,461.1
Financial liabilities not measured at fair value		303,037.1		252,399.5
Collateralized debt obligations, carrying amount		10,302.5		14,942.0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		563,297.2		547,623.3
Lease liabilities		24,466.9		23,052.1
Other financial liabilities, carrying amount		4,167.6		4,069.5
Derivative liabilities, carrying amount		12,299.3		13,616.1
Financial liabilities not measured at fair value		604,231.0		588,361.0
Collateralized debt obligations, carrying amount		3,550.5		7,179.5
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		164,446.8		205,702.1
Lease liabilities		48,123.8		49,120.7
Other financial liabilities, carrying amount		1,001.9		625.2
Derivative liabilities, carrying amount				2,193.8
Financial liabilities not measured at fair value		₨ 213,572.5		₨ 257,641.8